SUPPLY CHAIN FINANCE (Tables)	12 Months Ended
Dec. 31, 2022
Supply Chain Finance
Schedule of supply chain finance

	12.31.22	12.31.21
Supply chain finance
Domestic market	1,268,269	1,971,441
Foreign market	153,437	293,732
	1,421,706	2,265,173

(-) Adjustment to present value	(28,569)	(27,198)
	1,393,137	2,237,975